Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2022	456	5
Issuances of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2022	457	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2023	459	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2024	461	5

Disclosure of other reserves within equity
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Cash flow hedge reserve	32	31	104
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(1,059)	(974)	(728)
Reserve related to the acquisition of non-controlling interests	(79)	(79)	(79)
Other reserves(A)	(3)	2	(1)
Total other reserves	(912)	(823)	(507)
A.Other reserves relate to cost of hedging which represents forward point on spot designations, time value of options and currency basis.

Disclosure of dividends

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
First half dividend(A)	340	308	256
Second half dividend(B)	567	533	507
Total dividend on ordinary shares paid	907	841	763
A.Dividend of €0.74 per Share was paid in first half of 2024. Dividend of €0.67 per Share was paid in first half of 2023. Dividend of €0.56 per Share was paid in first half of 2022.
B.Dividend of €1.23 per Share was paid in second half of 2024. Dividend of €1.17 per Share was paid in second half of 2023. Dividend of €1.12 per Share was paid in second half of 2022.

Disclosure of joint operations
The following table summarises the financial information in relation to CABPI, prior to intragroup eliminations:

CABPI	Year ended 31 December
2024
€ million
NCI percentage	40%
Non-current assets	2,007
Current assets	464
Non-current liabilities	(621)
Current liabilities	(614)
Net assets	1,236
Net assets attributable to non-controlling interest	494
Revenue	1,652
Profit after taxes	64
Other comprehensive income	1
Comprehensive income for the period	65
Comprehensive income attributable to non-controlling interest	26
Net cash flows from operating activities	204
Net cash flows used in investing activities	(1,694)
Net cash flows from financing activities (dividends to NCI: nil)	1,521
Net increase in cash and cash equivalents	31